CONDENSED CONSOLIDATED BALANCE SHEET (Parenthetical) (Q3)	Sep. 30, 2020 $ / shares shares
Equity
Common stock, par or stated value per share (in dollars per share) | $ / shares	$ 0.01
Common stock, shares authorized (in shares)	4,000,000,000
Common stock, shares, issued (in shares)	866,687,269
Common stock, shares, outstanding (in shares)	866,687,269